Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2013
Deferred tax assets:
Total deferred tax asset	$ 12,366	$ 10,320
Less valuation allowance	(12,366)	(10,320)
Net deferred tax asset	0	0
Deferred tax liabilities:
Entrance tax	685	877		$ 3,000
Total deferred tax liabilities	685	877
Net deferred tax liabilities	685	877	$ 1,402
Norwegian Ordinary Tax Regime [Member]
Deferred tax assets:
Tax loss carry forwards	12,352	10,314
Interest Rate Swap Contracts [Member]
Deferred tax assets:
Interest rate swaps	$ 14	$ 6